NET (LOSS) INCOME PER SHARE (Schedule Of Computation Of Basic And Diluted Net Loss Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss:
(Loss) income from continuing operations	$ (158,817)	$ 8,749	$ (63,114)
(Loss) income from discontinued operations, net of tax	223,298	(119,252)	(122,238)
Net (loss) income	64,481	(110,503)	(185,352)
Add: net loss attributable to noncontrolling interest	8,059	76	0
Net (loss) income attributable to Renren Inc.	$ (72,540)	$ 110,427	$ 185,352
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic	1,036,421,063	1,028,537,406	1,022,664,396
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	59,384,854	1,199,533	4,512,567
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,095,805,917	1,029,736,939	1,027,176,963
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations	$ (0.15)	$ 0.01	$ (0.06)
(Loss) income per ordinary share from discontinued operations	0.22	(0.12)	(0.12)
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:	0.07	(0.11)	(0.18)
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations	(0.15)	0.01	(0.06)
(Loss) income per ordinary share from discontinued operations	0.20	(0.12)	(0.12)
Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:	$ 0.07	$ (0.11)	$ (0.18)